Unit-Based compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted	7,362		1,263	1,267
Aggregate value of units issued	$ 0.3
Number of non-employee directors received Partnership awards			4	4
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate value of units issued	1.5
Restricted units granted to Partnership's employee	36,878
Restricted units, vesting period		3 years
Restricted units expense		$ 1.0